(12) OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
OTHER ASSETS

 (12)  OTHER ASSETS

	Current		Noncurrent
	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018
Advances - FUNCESP	13,562	3,929	6,797	6,797
Advances to suppliers	43,587	4,031	-	-
Pledges, funds and restricted deposits	1,431	77,442	569,733	524,461
Orders in progress	130,954	142,708	9,448	6,844
Services rendered to third parties	23,388	9,281	-	-
Energy pre-purchase agreements	-	-	10,432	25,390
Prepaid expenses	76,756	172,155	4,608	6,367
GSF Insurance Premium	6,488	13,701	-	5,782
Receivables - CDE	147,470	183,710	-	-
Advances to employees	20,640	22,287	-	-
Contract asset of transmission	-	23,535	-	226,117
Others	212,904	186,923	135,000	125,681
(-) Allowance for doubtful accounts (note 7)	(29,019)	(28,698)	-	-
Total	648,161	811,005	736,019	927,440

Pledges, funds and restricted deposits: guarantees offered for transactions conducted in the CCEE and short-term investments required by the subsidiaries’ loans agreements.

Orders in progress: encompass costs and revenues related to ongoing decommissioning or disposal of intangible assets and the service costs related to expenditure on projects in progress under the Energy Efficiency (“PEE”) and Research and Development (“P&D”) programs. Upon the closing of the respective projects, the balances are amortized against the respective liability recognized in Other Payables (note 24).

Receivables – CDE: refer to: (i) low income subsidies totaling R$ 16.944 (R$12,536 as of December 31, 2018). (ii) other tariff discounts granted to consumers amounting to R$130,516 (R$ 170,858 as of December 31, 2018) and (iii) tariff discounts – judicial injunctions totaling R$9 (R$ 317 as of December 31, 2018).